Commitment and Contingencies - Schedule of Operating Lease Liabilities (Detail) $ in Thousands	Mar. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 1,385
2020	1,892
2021	1,941
2022	1,991
2023	1,729
2024 and after	1,460
Total lease payments	10,398
Total lease payments	10,398
Less: imputed interest	(2,362)
Total operating lease liabilities	$ 8,036